Employee Benefit Plans (Details 9) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number of Stock Options
Outstanding at beginning of period, Number of Stock Options	28,129,885	24,262,692	26,728,119
Granted, Number of Stock Options	1,618,932	4,232,500	3,375,000
Exercised, Number of Stock Options	(870,331)	(242,807)	(5,840,427)
Forfeited, Number of Stock Options	(52,500)	(122,500)
Outstanding at end of period, Number of Stock Options	28,825,986	28,129,885	24,262,692
Weighted Average Exercise Price
Outstanding at beginning of year, Weighted Average Exercise Price	$ 12.68	$ 12.51	$ 10.35
Granted, Weighted Average Exercise Price	$ 9.22	$ 13.13	$ 12.11
Exercised, Weighted Average Exercise Price	$ 3.64	$ 5.08	$ 2.30
Forfeited, Weighted Average Exercise Price	$ 12.13	$ 14.06
Outstanding at end of year, Weighted Average Exercise Price	$ 12.77	$ 12.68	$ 12.51